Current Tax Assets and Liabilities - Summary of Current Tax Assets and Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Tax Receivables [Abstract]
Advance income tax payments	$ 42,504,237	$ 51,691,573
Credit for adsorbed tax profits	77,515,647	59,372,737
Tax credit for training expenses	538,483	472,706
Total	120,558,367	111,537,016
Current Tax Payables [Abstract]
Income tax	334,336,370	13,148,707
Total	$ 334,336,370	$ 13,148,707